As filed with the Securities and Exchange Commission on August 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

CAN SLIM SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT JUNE 30, 2013 (unaudited)

Shares		Value
COMMON STOCKS: 89.0%
Accommodation & Food Services: 3.7%
20,390	AFC Enterprises, Inc. *	$732,817
8,072	Cracker Barrel Old Country Store, Inc.	764,095
11,062	DineEquity, Inc.	761,840
9,457	Wyndham Worldwide Corp.	541,224
		2,799,976

Air Transportation: 1.9%
67,755	Republic Airways Holdings, Inc. *	767,664
46,992	Sky West, Inc.	636,272
		1,403,936

Beverage & Tobacco Products: 2.0%
9,346	PepsiCo, Inc.	764,409
8,426	Philip Morris International, Inc.	729,860
		1,494,269

Chemical Manufacturing: 11.6%
20,423	Abbott Laboratories	712,354
8,902	Allergan, Inc.	749,905
9,512	Colgate-Palmolive Co.	544,942
4,698	Ecolab, Inc.	400,223
14,023	Eli Lilly & Co.	688,810
14,225	Gilead Sciences, Inc. *	728,462
24,152	Grifols SA - ADR	687,849
25,639	Inter Parfums, Inc.	731,224
8,687	Johnson & Johnson	745,866
10,355	LyondellBasell Industries NV	686,122
27,288	Medifast, Inc. *	702,939
26,495	Pfizer, Inc.	742,125
13,569	Trex Co, Inc. *	644,392
		8,765,213

Computer & Electronic Products: 3.9%
36,125	Advanced Energy Industries, Inc. *	628,936
29,627	Arris Group, Inc. *	425,147
12,185	AZZ, Inc.	469,854
3,357	International Business Machines Corp.	641,556
29,794	Spreadtrum Communications, Inc. - ADR	782,093
		2,947,586

Construction of Buildings: 2.5%
33,715	Primoris Services Corp.	664,860
36,219	PulteGroup, Inc. *	687,074
20,880	Quanta Services, Inc. *	552,485
		1,904,419

Credit Intermediation: 8.5%
16,678	CIT Group, Inc. *	777,695
7,179	Credit Acceptance Corp. *	754,154
49,535	Flagstar Bancorp, Inc. *	691,509
14,372	JPMorgan Chase & Co.	758,698
960	Mastercard, Inc.	551,520
15,513	Ocwen Financial Corp. *	639,446
12,592	Royal Bank of Canada	734,240
51,592	Western Alliance Bancorp. *	816,701
18,991	Wintrust Financial Corp.	726,975
		6,450,938

Diversified Services: 1.5%
8,278	Discovery Communications *	576,646
7,864	Viacom, Inc.	535,145
		1,111,791

Fabricated Metal Products: 2.9%
13,584	Lincoln Electric Holdings, Inc.	777,956
5,235	Valmont Industries, Inc.	749,076
14,018	Watts Water Technologies, Inc. - Class A	635,576
		2,162,608
Food Manufacturing: 1.0%
10,953	Sanderson Farms, Inc.	727,498

Hospitals: 0.7%
14,425	HCA Holdings, Inc.	520,166

Information Services: 0.7%
8,332	AMC Networks, Inc. - Class A *	544,996

Insurance: 6.4%
14,820	Cincinnati Financial Corp.	680,238
32,955	Fidelity National Financial, Inc. - Class A	784,659
39,584	Hilltop Holdings, Inc. *	649,178
7,467	Humana, Inc.	630,065
7,760	PartnerRe Ltd.	702,746
12,459	Platinum Underwriters Holdings Ltd.	712,904
23,026	Xl Group PLC	698,148
		4,857,938

Internet Information: 0.6%
12,433	AOL, Inc.	453,556

Machinery Manufacturing: 5.4%
30,140	General Electric Co.	698,947
33,180	John Bean Technologies Corp.	697,112
60,368	Kulicke & Soffa Industries, Inc. *	667,670
12,122	NACCO Industries, Inc.	694,348
14,606	Pool Corp.	765,500
12,733	Toro Co.	578,205
		4,101,782

Merchant Wholesalers: 1.6%
6,237	Mohawk Industries, Inc. *	701,600
4,321	Whirlpool Corp.	494,150
		1,195,750

Motion Picture & Entertainment: 1.8%
25,694	Lions Gate Entertainment Corp. *	705,814
49,503	RealD, Inc. *	688,092
		1,393,906

Oil & Gas: 3.7%
23,677	Delek US Holdings, Inc.	681,424
25,278	Exterran Holdings, Inc. *	710,817
16,231	Minerals Technologies, Inc.	670,990
10,426	Schlumberger Ltd.	747,127
		2,810,358

Oil & Gas Extraction: 2.9%
49,816	Alon USA Energy, Inc.	720,339
8,871	Anadarko Petroleum Corp.	762,285
19,622	Southwestern Energy Co. *	716,792
		2,199,416

Professional, Scientific & Technical Services: 4.9%
7,510	Amgen, Inc.	740,936
3,709	Biogen Idec, Inc. *	798,177
43,631	Korn/Ferry International *	817,645
14,381	Lamar Advertising Co. *	624,135
42,127	MedAssets, Inc. *	747,333
		3,728,226

Retail Trade: 6.0%
19,071	Aarons, Inc.	534,179
16,899	Abercrombie & Fitch Co.	764,680
32,759	Big 5 Sporting Goods Corp.	719,060
8,785	Dillard's, Inc.	720,106
9,975	eBay, Inc. *	515,907
23,380	Liberty Interactive Corp. *	537,974
4,263	Ralph Lauren Corp.	740,654
		4,532,560

Securities & Financial Services: 8.6%
2,963	BlackRock, Inc.	761,046
16,158	Citigroup, Inc.	775,099
19,902	Evercore Partners, Inc.	781,751
4,909	Franklin Resources, Inc.	667,722
3,283	Goldman Sachs Group, Inc.	496,554
25,333	The NASDAQ OMX Group, Inc.	830,669
24,481	Piper Jaffray Co. *	773,844
32,959	SLM Corp.	753,443
28,021	Solar Capital Ltd.	647,005
		6,487,133

Semiconductor Related Products: 1.9%
16,484	First Solar, Inc. *	737,329
23,276	NXP Semiconductors NV *	721,091
		1,458,420

Telecommunications: 1.8%
15,325	Comcast Corp. - Class A	641,811
12,167	Time Warner Cable, Inc.	703,496
		1,345,307
Utilities: 2.5%
22,690	Aqua America, Inc.	709,970
14,009	Edison International	674,673
13,387	UGI Corp.	523,566
		1,908,209
TOTAL COMMON STOCKS
(Cost $64,361,261)		67,305,957

REAL ESTATE INVESTMENT TRUSTS: 4.5%
21,710	Corrections Corp. of America	735,318
66,681	Cousins Properties, Inc.	673,478
52,737	Franklin Street Properties Corp.	696,128
32,585	General Growth Properties, Inc.	647,464
16,903	Potlatch Corp.	683,557
		3,435,945
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,709,847)		3,435,945

SHORT-TERM INVESTMENT: 10.4%
Money Market Fund: 10.4%
7,907,053	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% 1,2	7,907,053
TOTAL SHORT-TERM INVESTMENT
(Cost $7,907,053)		7,907,053

TOTAL INVESTMENTS IN SECURITIES: 103.9%
(Cost $75,978,161)		78,648,955
Liabilities in Excess of Other Assets: (3.9)%		(2,975,748)
TOTAL NET ASSETS: 100.0%		$75,673,207

ADR	American Depositary Receipt
*	Non-income producing security.
1	Seven-day yield as of June 30, 2013
2	Less than 0.005%.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$75,978,161
Gross unrealized appreciation	4,059,235
Gross unrealized depreciation	(1,388,441)
Net unrealized appreciation	$2,670,794

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the CAN SLIM® Select Growth Fund 's (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

CAN SLIM Select Growth Fund

Summary of Fair Value Disclosure at June 30, 2013 (unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Priniciples) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,305,957	$-	$-	$67,305,957
Real Estate Investment Trusts	3,435,945	-	-	3,435,945
Short-Term Investment	7,907,053	-	-	7,907,053
Total Investments in Securities	$78,648,955	$-	$-	$78,648,955

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           August 23, 2013

By (Signature and Title)*           /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date           August 26, 2013
* Print the name and title of each signing officer under his or her signature.